SHARE-BASED COMPENSATION (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 16, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options authorized	608,000
Sharebased compensation, shares issued	11,000
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	112,206	226,164
2021 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options authorized			608,000
Sharebased compensation, shares issued		381,836
Common Stock, Capital Shares Reserved for Future Issuance	217,414	105,845